EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 3,816
Plan assets at fair value – end of year	3,697	$ 3,816
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	216	199
Purchases and sales	127	11
Realized and unrealized gains	19	6
Plan assets at fair value – end of year	$ 362	$ 216